DEBT (Details Narrative 1) - USD ($)		1 Months Ended		2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 29, 2016	Jul. 31, 2014	Feb. 28, 2014	Feb. 28, 2014	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2011	Feb. 28, 2015	Nov. 30, 2014	Feb. 14, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Legal fees						$ 122,512
Accrued interest					$ 1,022	1,022	$ 7,279
Interest expense							(9,699)	$ 242,430
Equipment Lease Financing [Member]
Purchase of research and development lab equipment							506,944
Security deposit							$ 101,389
Description of Lessee Leasing Arrangements, Capital Leases

The initial term of the Fountain Lease is 36 months, with payments of $21,545 per month for the first 24 months and then $1,267 for the 12 months thereafter. Pursuant to the terms of the Fountain Lease, the Company has an option at the end of the initial term to purchase the equipment for the greater of $25,347 or current fair market value, provided that such amount shall not be in excess of $152,083. In addition, the Company also has the option to extend the Fountain Lease for an additional 12 month period at a rate of $8,872 per month with the right at the end of such extension term to purchase the equipment for fair value or to return the equipment to Fountain. The Fountain Lease has a lease rate factor of 4.25% per month for the first 24 months and 0.25% for the final 12 months of the initial term.

Office Lease Two [Member]
Security deposit											$ 529,699
Series A Preferred Stock [Member]
Number of shares callable from warrants															41,659
Financing And Security Agreement [Member]
Debt face amount									$ 179,000
Total gross cash proceeds under equity financing agreement required by March 31, 2014			$ 2,000,000
Total gross cash proceeds under equity financing agreement required by June 30, 2014			$ 4,000,000
Amended date of when the gross proceeds under the equity financing agreement must be raised							Aug. 01, 2014
Monthly minimum unrestricted cash balance required by bank as part of loan and security agreement								$ 300,000
Number of shares callable from warrants							41,659	41,659					41,659	41,659
Financing And Security Agreement [Member] | Series A Preferred Stock [Member]
Number of shares callable from warrants								66,574
Convertible Debt [Member]
Debt face amount												$ 750,000
Shares issued in conversion of convertible promissory notes		3,230,869
Accrued interest												$ 41,500
Interest per annum												12.00%
Maturity date				Jul. 31, 2015
Conversion price												$ 0.27
Debt discount		$ 103,846										$ 140,779
Fair value of warrants												$ 140,779
Adjusted conversion price												$ 0.22
Estimated fair value of Company's common stock per share												$ 0.27
Interest expense								$ 177,712
Beneficial conversion amount				$ (140,779)
Term Loan [Member]
Equity financing milestone									$ 2,000,000
Convertible Promissory Notes [Member]
Fair value of warrants										$ 140,779
Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member]
Debt face amount	$ 3,038,256
Placement agent fees and expenses	$ 385,337
Description debt maturity	A stated maturity date of 12 months from the date of issuance.
Legal fees	$ 122,512
Transaction costs	507,849					$ 423,207
Interest expense					$ 84,642
Subscription Agreement [Member] | Accredited Investors [Member] | 12% Senior Secured Promissory Notes [Member] | Over-Allotment Option [Member]
Debt face amount	$ 38,256